SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
SUBSEQUENT EVENTS [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

On October 17, 2017, Wright Investment Group LLC, an entity controlled by Richard A. Wright, advanced $400,000 to the Company.

On October 25, 2017, Richard A. Wright forfeited stock options to purchase a total of 148,000 shares of the Company’s common stock at prices ranging between $5.75 and $7.50.

On October 31, 2017, our company and its subsidiaries entered into a Settlement Agreement and Mutual Release of Claims (the “ Settlement Agreement ” ) with Steven P. Nickolas, the Nickolas Family Trust, Water Engineering Solutions, LLC and Enhanced Beverages, LLC, companies and trust that are controlled or owned by Mr. Nickolas, (collectively, the “ Nickolas Parties ” ) and McDowell 78, LLC and Wright Investments Group, LLC, a company controlled or owned by Richard A. Wright, (collectively, “Wright/McDowell”). The Settlement Agreement provides, among other things, the following: a) simultaneous with the full execution of the Settlement Agreement, we agreed to pay Mr. Nickolas $110,000 in one lump sum (paid); b) in exchange of 700,000 shares of our common stock and 300,000 shares of our Series D Preferred Stock described above, Mr. Nickolas forfeited his 10,000,000 shares of our Series A Preferred Stock, to be cancelled for no further consideration; c) upon the full execution of the Settlement Agreement, Mr. Nickolas and our company agreed to file the stipulations to dismiss the complaints and counterclaim filed by each of them with prejudice, with each side to bear its own costs and attorney’s fees. In addition, our company and Wright/McDowell agreed that they will effectuate the dismissal of an arbitration proceeding against the Nickolas Parties with prejudice, with each side to bear its own attorneys’ fees and costs; e) Mr. Nickolas acknowledged and agreed that the employment agreement between Mr. Nickolas and our company was terminated as of April 7, 2017 and no further amounts are owed to Mr. Nickolas under the employment agreement and we agreed to waive restrictive covenants set out in the employment agreement; f) we agreed to assume financial responsibility for certain obligations owed by Mr. Nickolas; g) Mr. Nickolas acknowledged and agreed that 1,500,000 stock options with an exercise price of $0.52 issued to Mr. Nickolas on or about March 1, 2016 has expired and a total of 148,000 stock options issued to Mr. Mr. Nickolas before 2016 will automatically expire 90 days from October 6, 2017, the date Mr. Nickolas ceased being a director of our company; and h) the parties also agreed to mutual release of claims.

On November 8, 2017, Richard A. Wright and the Company entered in to an Exchange Agreement and Mutual Release of Claims (the “Exchange Agreement”). The Exchange Agreement provided, among other things, for the following: a) in exchange for the issuance of 700,000 shares of our common stock and 300,000 shares of our Series D Preferred Stock described above, Richard A. Wright forfeited his 10,000,000 shares of our Series A Preferred Stock, to be cancelled for no further consideration; and b) Richard A. Wright also agreed to a release of claims against the Company. Also on November 8, 2017, Richard A. Wright forfeited stock options to purchase 1,500,000 shares of our company’s common stock at an exercise price of $0.52 per share in exchange for the Company agreeing to issue Richard A. Wright an additional 200,000 shares of Series D Preferred Stock.

On November 14, 2017, we withdrew the Certificate of Designation establishing Series A Preferred Stock. There were no shares of Series A Preferred Stock outstanding immediately prior to the withdrawal.

NOTE 16 – SUBSEQUENT EVENTS

Effective April 28, 2017, we granted a total of 1,790,000 stock options to our directors, officers, consultants employees. The stock options are exercisable at the exercise price of $1.29 per share for a period of ten years from the date of grant. 360,000 of the stock options vest as follows: (i) 120,000 upon the date of grant; and (ii) 120,000 on each anniversary date of grant. 1,430,000 of the stock options vest as follows: (i) 357,500 upon the date of grant; and (ii) 357,500 on each anniversary date of grant. We granted the stock options to 12 U.S. Persons and 3 non U.S. Persons (as that term is defined in Regulation S of the Securities Act of 1933) and in issuing securities we relied on the registration exemption provided for in Regulation S and/or Section 4(a)(2) of the Securities Act of 1933.

Effective April 28, 2017, we issued 585,000 shares of common stock to five persons, one of whom is a director and officer of our company. Of these shares, 560,000 are restricted from transfer for a period of two years.

On May 3, 2017, the Company designated 3,000,000 shares of the authorized and unissued preferred stock of our company as “Series D Preferred Stock” by filing a Certificate of Designation with the Secretary of State of the State of Nevada. Each share of the Series D Preferred Stock will be convertible, without the payment of any additional consideration by the holder and at the option of the holder, into one fully paid and non-assessable share of our common stock at any time after (i) we achieve the consolidated revenue of our company and all of its subsidiaries equal to or greater than $40,000,000 in any 12 month period, ending on the last day of any quarterly period of our fiscal year; or (ii) a Negotiated Trigger Event, defined as an event upon which the Series D Preferred Stock will be convertible as may be agreed by our company and the holder in writing from time to time. The company then issued a total of 3,000,000 shares of our Series D Preferred Stock to our directors, officers, consultants and employees. We issued these shares relying on the registration exemption provided for in Section 4(a)(2) of the Securities Act of 1933.